CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 87.0%
	ADVERTISING & MARKETING - 0.8%
10,796	Innocean Worldwide, Inc., Class A	$ 576,431

	APPAREL & TEXTILE PRODUCTS - 1.5%
550,000	Pacific Textiles Holdings Ltd.	298,006
2,290	Swatch Group A.G. (The)	763,905
		1,061,911
	ASSET MANAGEMENT - 2.1%
158,700	Jupiter Fund Management PLC	596,435
11,400	Onex Corporation	868,980
		1,465,415
	AUTOMOTIVE - 5.6%
14,235	BorgWarner, Inc.	697,230
4,835	Continental A.G.(a)	656,812
15,650	Linamar Corporation	926,004
43,602	Stellantis N.V.	835,850
37,300	Toyota Boshoku Corporation	752,476
		3,868,372
	BANKING - 1.0%
699,800	Grupo Financiero Inbursa S.A.B. de C.V.(a)	673,917

	BEVERAGES - 1.1%
131,170	Coca-Cola Femsa S.A.B. de C.V.	741,306

	BIOTECH & PHARMA - 0.5%
4,328	Taro Pharmaceutical Industries Ltd.(a)	308,154

	CHEMICALS - 5.7%
11,780	Covestro A.G.	758,883
760,000	Dongyue Group Ltd.(b)	1,595,905
945,000	Lotte Chemical Titan Holding Bhd	586,686
15,100	LOTTE Fine Chemical Company Ltd.	952,828
		3,894,302
	COMMERCIAL SUPPORT SERVICES - 4.6%
32,020	Kelly Services, Inc., Class A(a)	701,878
CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 4.6% (Continued)
6,800	ManpowerGroup, Inc.	$ 806,344
10,930	Randstad N.V.	792,979
30,460	TrueBlue, Inc.(a)	828,207
		3,129,408
	CONSTRUCTION MATERIALS - 1.1%
19,400	Apogee Enterprises, Inc.	769,598

	CONSUMER SERVICES - 1.0%
16,700	Cuckoo Homesys Company Ltd.	657,617

	CONTAINERS & PACKAGING - 1.4%
47,965	Transcontinental, Inc., CLASS A(b)	949,227

	ENGINEERING & CONSTRUCTION - 3.4%
5,243,000	DMCI Holdings, Inc.	629,656
19,678	KEPCO Plant Service & Engineering Company Ltd.	729,720
268,714	Maire Tecnimont SpA(b)	993,834
		2,353,210
	ENTERTAINMENT CONTENT - 0.5%
317,000	IGG, Inc.	360,359

	FOOD - 0.9%
45,100	Tiger Brands Ltd.	593,791

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
209,085	Navigator Company S.A. (The)	753,020

	HOME & OFFICE PRODUCTS - 3.8%
6,024	Cuckoo Holdings Company Ltd.	670,611
43,200	Kokuyo Company Ltd.	700,960
75,357	Nobia A.B.	617,682
44,068	Steelcase, Inc., Class A	605,935
		2,595,188
CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	HOME CONSTRUCTION - 3.4%
72,700	Barratt Developments PLC	$ 710,474
147,840	Crest Nicholson Holdings PLC(a)	851,489
82,840	Redrow PLC	740,134
		2,302,097
	HOUSEHOLD PRODUCTS - 1.1%
14,340	Nu Skin Enterprises, Inc., Class A	769,915

	LEISURE FACILITIES & SERVICES - 0.8%
40,280	Grand Korea Leisure Company Ltd.(a)	557,721

	MACHINERY - 1.2%
21,235	Doosan Bobcat, Inc.(a)	852,983

	METALS & MINING - 4.4%
123,325	Alliance Resource Partners, L.P.(b)	979,201
309,500	China Shenhua Energy Company Ltd., H Shares	585,642
558,960	Indo Tambangraya Megah Tbk P.T.	655,226
156,515	Sandfire Resources Ltd.	792,208
		3,012,277
	OIL & GAS PRODUCERS - 2.8%
702,500	DNO ASA(a)	665,116
39,730	Parex Resources, Inc.(a)	652,825
414,750	Viva Energy Group Ltd.	629,024
		1,946,965
	PUBLISHING & BROADCASTING - 2.0%
161,350	Atresmedia Corp de Medios de Comunicacion S.A.(a)	667,054
118,700	Mediaset Espana Comunicacion S.A.(a)	707,567
		1,374,621
	REAL ESTATE SERVICES - 0.9%
16,190	RMR Group, Inc. (The), Class A	635,296

	RETAIL - DISCRETIONARY - 11.2%
26,615	Buckle, Inc. (The)(b)	1,119,959
241,900	C&A Modas Ltd.a(a)	553,631
CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	RETAIL - DISCRETIONARY - 11.2% (Continued)
860,000	China Lilang Ltd.	$ 537,455
12,155	Dillard's, Inc., Class A	2,227,646
14,920	Foot Locker, Inc.	851,335
769,600	Matahari Department Store Tbk P.T.(a)	96,134
57,980	Qurate Retail, Inc. - Series A	687,643
44,240	Takkt A.G.	727,175
24,327	Urban Outfitters, Inc.(a)	904,478
		7,705,456
	SEMICONDUCTORS - 1.1%
15,100	Ulvac, Inc.	735,294

	SPECIALTY FINANCE - 2.6%
26,660	Enova International, Inc.(a)	882,179
19,882	Synchrony Financial	934,853
		1,817,032
	STEEL - 8.0%
18,960	APERAM S.A.	1,188,245
57,660	BlueScope Steel Ltd.	1,022,504
259,400	Novolipetskiy Metallurgicheskiy Kombinat PAO	916,865
11,675	Nucor Corporation	1,214,433
42,200	Russel Metals, Inc.(b)	1,190,638
		5,532,685
	TECHNOLOGY HARDWARE - 7.1%
30,100	Brother Industries Ltd.	612,563
29,500	Canon, Inc.	679,328
19,600	Melco Holdings, Inc.	1,052,558
466,000	Pegatron Corporation	1,123,432
26,000	Sato Holdings Corporation	664,161
78,600	VTech Holdings Ltd.	779,461
		4,911,503
	TOBACCO & CANNABIS - 1.0%
197,000	British American Tobacco Malaysia Bhd	684,034

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	TRANSPORTATION & LOGISTICS - 2.9%
57,985	bpost S.A.(a)	$ 651,158
31,430	Hawaiian Holdings, Inc.(a)	620,114
41,377	Westshore Terminals Investment Corporation	714,380
		1,985,652
	WHOLESALE - DISCRETIONARY - 0.4%
10,803	ScanSource, Inc.(a)	298,055

	TOTAL COMMON STOCKS (Cost $46,229,462)	59,872,812

	PREFERRED STOCKS — 0.3%
	RETAIL - DISCRETIONARY - 0.3%
1,739	Qurate Retail, Inc. (cost $146,329)	188,647

	SHORT-TERM INVESTMENTS — 12.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.2%
2,884,178	Dreyfus Cash Management Fund, Institutional Class, 0.05%(c),(d)	2,884,178

	MONEY MARKET FUNDS - 8.7%
5,933,364	Dreyfus Cash Management Fund, Institutional Class, 0.05%(d)	5,999,957

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,884,135)	8,884,135

	TOTAL INVESTMENTS - 100.2% (Cost $55,259,926)	$ 68,945,594
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(109,106)
	NET ASSETS - 100.0%	$ 68,836,488

LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $3,233,307.
(c)

Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $2,884,178 at July 31, 2021. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $514,152 as of July 31, 2021.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 71.0%
	ADVERTISING & MARKETING - 0.9%
995	Innocean Worldwide, Inc., Class A	$ 53,126

	APPAREL & TEXTILE PRODUCTS - 1.2%
214	Swatch Group A.G. (The)	71,387

	ASSET MANAGEMENT - 2.2%
14,388	Jupiter Fund Management PLC	54,074
1,011	Onex Corporation	77,064
		131,138
	AUTOMOTIVE - 3.4%
457	Continental A.G.(a)	62,081
4,004	Stellantis N.V.	76,757
3,300	Toyota Boshoku Corporation	66,573
		205,411
	BANKING - 1.1%
64,736	Grupo Financiero Inbursa S.A.B. de C.V.(a)	62,342

	BEVERAGES - 1.4%
48,000	China Foods Ltd.	15,539
11,885	Coca-Cola Femsa S.A.B. de C.V.	67,168
		82,707
	BIOTECH & PHARMA - 1.2%
5,902	Aspen Pharmacare Holdings Ltd.(a)	72,711

	CHEMICALS - 5.6%
1,093	Covestro A.G.	70,412
1,645	Johnson Matthey PLC	67,995
78,600	Lotte Chemical Titan Holding Bhd	48,797
1,361	LOTTE Fine Chemical Company Ltd.	85,882
32,700	Petronas Chemicals Group Bhd	62,303
		335,389
	COMMERCIAL SUPPORT SERVICES - 2.2%
27,858	Hays PLC(a)	57,267
CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.2% (Continued)
8,787	Pagegroup PLC(a)	$ 75,066
		132,333
	CONSUMER SERVICES - 1.0%
1,498	Cuckoo Homesys Company Ltd.	58,989

	CONTAINERS & PACKAGING - 2.4%
2,700	Fuji Seal International, Inc.	54,845
4,345	Transcontinental, Inc., CLASS A	85,988
		140,833
	DIVERSIFIED INDUSTRIALS - 1.4%
1,400	Hitachi Ltd.	80,527

	ELECTRICAL EQUIPMENT - 0.9%
3,499	Japan Aviation Electronics Industry Ltd.	55,714

	ENGINEERING & CONSTRUCTION - 3.7%
460,900	DMCI Holdings, Inc.	55,352
2,014	KEPCO Plant Service & Engineering Company Ltd.	74,685
24,137	Maire Tecnimont SpA	89,270
		219,307
	FOOD - 2.9%
18,960	Cloetta A.B.	61,532
5,513	Tate & Lyle plc	56,557
3,995	Tiger Brands Ltd.	52,599
		170,688
	GAS & WATER UTILITIES - 0.8%
18,361	Cia de Saneamento de Minas Gerais-COPASA	48,862

	HOME & OFFICE PRODUCTS - 2.0%
538	Cuckoo Holdings Company Ltd.	59,892
3,700	Kokuyo Company Ltd.	60,036
		119,928
CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	HOME CONSTRUCTION - 1.2%
12,811	Crest Nicholson Holdings PLC(a)	$ 73,785

	LEISURE FACILITIES & SERVICES - 0.8%
3,604	Grand Korea Leisure Company Ltd.(a)	49,901

	MEDICAL EQUIPMENT & DEVICES - 1.0%
653	Draegerwerk A.G. & Company KGaA	60,019

	METALS & MINING - 3.0%
27,000	China Shenhua Energy Company Ltd., H Shares	51,090
48,640	Indo Tambangraya Megah Tbk P.T.	57,017
13,929	Sandfire Resources Ltd.	70,502
		178,609
	OIL & GAS PRODUCERS - 5.0%
63,764	DNO ASA(a)	60,371
3,845	Motor Oil Hellas Corinth Refineries S.A.(a)	61,796
3,569	Parex Resources, Inc.(a)	58,644
3,379	Polski Koncern Naftowy ORLEN S.A.	64,014
35,043	Viva Energy Group Ltd.	53,147
		297,972
	PUBLISHING & BROADCASTING - 2.1%
14,415	Atresmedia Corp de Medios de Comunicacion S.A.(a)	59,595
10,614	Mediaset Espana Comunicacion S.A.(a)	63,269
		122,864
	RETAIL - CONSUMER STAPLES - 0.9%
15,727	Pick n Pay Stores Ltd.	56,100

	RETAIL - DISCRETIONARY - 2.8%
20,723	C&A Modas Ltd.a(a)	47,428
80,000	China Lilang Ltd.	49,996
50,000	Matahari Department Store Tbk P.T.(a)	6,246
3,966	Takkt A.G.	65,189
		168,859
CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	STEEL - 6.5%
5,502	BlueScope Steel Ltd.	$ 97,569
172,000	China Oriental Group Company Ltd.	55,046
3,499	Russel Metals, Inc.	98,722
7,331	Tenaris S.A.	74,695
8,631	Vesuvius PLC	64,024
		390,056
	TECHNOLOGY HARDWARE - 5.2%
2,700	Canon, Inc.	62,176
1,800	Melco Holdings, Inc.	96,663
39,000	Pegatron Corporation	94,021
2,300	Sato Holdings Corporation	58,753
		311,613
	TELECOMMUNICATIONS - 3.1%
2,049	1&1 A.G.	60,794
29,174	BT Group PLC(a)	70,274
6,258	Vodacom Group Ltd.	55,748
		186,816
	TRANSPORTATION & LOGISTICS - 3.3%
4,997	bpost S.A.(a)	56,115
441	Hyundai Glovis Company Ltd.	74,741
3,713	Westshore Terminals Investment Corporation	64,106
		194,962
	TRANSPORTATION EQUIPMENT - 1.8%
13,400	Zhuzhou CRRC Times Electric Company Ltd., H Shares(a)	104,675

	TOTAL COMMON STOCKS (Cost $4,011,044)	4,237,623

	EXCHANGE-TRADED FUNDS — 18.5%
	EQUITY - 18.5%
10,429	Vanguard FTSE Developed Markets ETF	540,014
11,043	Vanguard FTSE Emerging Markets ETF	564,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,028,401)	1,104,421
CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.7%
	MONEY MARKET FUND - 7.7%
460,558	Dreyfus Cash Management Fund, Institutional Class, 0.05% (Cost $461,065)(b)	461,065

	TOTAL INVESTMENTS - 97.2% (Cost $5,500,510)	$ 5,803,109
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	167,679
	NET ASSETS - 100.0%	$ 5,970,788

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.